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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Brazil: 1.0%
72,927	@	Banco do Brasil S.A.	$742,845	0.3
66,163	@	Petroleo Brasileiro SA ADR	932,898	0.4
88,601		Sul America SA	683,402	0.3
			2,359,145	1.0

		Canada: 0.6%
83,220	@	Barrick Gold Corp.	1,340,674	0.6

		China: 0.4%
1,062,000		Bank of China Ltd.	506,547	0.2
202,000		China Resources Enterprise	567,334	0.2
			1,073,881	0.4

		France: 3.6%
101,590		AXA S.A.	2,510,889	1.1
17,024	@	Criteo SA ADR	489,440	0.2
48,618		Total S.A.	3,413,325	1.4
30,049		Vinci S.A.	2,225,431	0.9
			8,639,085	3.6

		Germany: 4.5%
13,781		Allianz AG	2,341,107	1.0
19,520		Bayerische Motoren Werke AG	2,450,766	1.0
45,119		Deutsche Bank AG	1,827,388	0.8
9,027	@	Linde AG	1,887,231	0.8
17,062	@	Siemens AG	2,267,644	0.9
			10,774,136	4.5

		Hong Kong: 0.9%
438,925		AIA Group Ltd.	2,203,693	0.9

		Israel: 1.2%
23,457		Check Point Software Technologies	1,512,507	0.6
34,482	@	Nice Systems Ltd. ADR	1,352,729	0.6
			2,865,236	1.2

		Japan: 7.2%
169,700		Itochu Corp.	2,014,672	0.8
59,800		Japan Tobacco, Inc.	2,031,313	0.8
5,900	@	Keyence Corp.	2,304,845	1.0
446,300		Mitsubishi UFJ Financial Group, Inc.	2,519,057	1.0
75,300		Sumitomo Mitsui Financial Group, Inc.	3,055,542	1.3
66,789	@	Tokio Marine Holdings, Inc.	2,122,685	0.9
59,400		Toyota Motor Corp.	3,364,175	1.4
			17,412,289	7.2

		Malaysia: 0.0%
100		Malayan Banking BHD	308	0.0

		Mexico: 0.8%
12,408		Fomento Economico Mexicano SAB de CV ADR	1,178,884	0.5
112,093		Grupo Financiero Banorte	818,606	0.3
			1,997,490	0.8

		Netherlands: 1.5%
18,432		Airbus Group NV	1,322,202	0.5
59,629		Reed Elsevier NV	1,333,793	0.6
26,866		Royal Dutch Shell PLC	1,056,782	0.4
			3,712,777	1.5

		Norway: 0.5%
57,438		Subsea 7 SA	1,148,203	0.5

		Peru: 0.4%
98,576	@	Cia de Minas Buenaventura SAA ADR	1,053,777	0.4

		Poland: 0.7%
11,024		Powszechny Zaklad Ubezpieczen SA	1,623,027	0.7

		Russia: 0.7%
160,377	@	Sberbank of Russia ADR	1,610,987	0.7

		Singapore: 0.9%
167,000		DBS Group Holdings Ltd.	2,251,561	0.9

		South Korea: 1.0%
1,695	@	Samsung Electronics Co., Ltd.	2,401,093	1.0

		Spain: 0.9%
128,022		Telefonica S.A.	2,149,473	0.9

		Switzerland: 7.2%
24,646	@	Cie Financiere Richemont SA	2,600,524	1.1
263,433		Glencore PLC	1,430,610	0.6
52,070		Nestle S.A.	4,088,123	1.7
47,722		Novartis AG	4,293,747	1.8
16,429		Roche Holding AG - Genusschein	4,842,488	2.0
			17,255,492	7.2

		Taiwan: 0.6%
75,207		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,546,256	0.6

		Turkey: 0.4%
228,054		Akbank TAS	889,126	0.4

		United Kingdom: 8.7%
375,721		Barclays PLC	1,554,287	0.7
59,961		BG Group PLC	1,229,519	0.5
355,381		BP PLC	2,995,693	1.2
266,995	@	HSBC Holdings PLC	2,816,358	1.2
137,584		Prudential PLC	3,200,452	1.3
63,562	@	Rio Tinto PLC	3,259,740	1.4
70,255		Scottish & Southern Energy PLC	1,833,695	0.8
67,768	@	Standard Chartered PLC	1,525,793	0.6

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)

114,559		WPP PLC	2,477,458	1.0
			20,892,995	8.7

		United States: 54.3%
34,831	@	Adobe Systems, Inc.	2,247,993	0.9
12,411		Air Products & Chemicals, Inc.	1,488,948	0.6
10,833		Allegion Public Ltd.	567,541	0.2
62,133		Altria Group, Inc.	2,582,248	1.1
38,537		American Electric Power Co., Inc.	2,055,949	0.9
56,383		AT&T, Inc.	1,999,905	0.8
190,734		Bank of America Corp.	2,887,713	1.2
87,123		Blackstone Group LP	2,707,783	1.1
57,412		Carnival Corp.	2,298,202	1.0
120,271		Cisco Systems, Inc.	2,961,072	1.2
81,496		Citigroup, Inc.	3,876,765	1.6
31,069		Comcast Corp. – Class A	1,621,802	0.7
46,915		CVS Caremark Corp.	3,674,383	1.5
17,541		Cytec Industries, Inc.	1,742,698	0.7
16,521		Dresser-Rand Group, Inc.	1,011,085	0.4
22,243	@	eBay, Inc.	1,128,387	0.5
88,201		EMC Corp.	2,342,619	1.0
34,267		Exelon Corp.	1,262,054	0.5
77,389		Freeport-McMoRan Copper & Gold, Inc.	2,635,095	1.1
152,482		General Electric Co.	4,084,993	1.7
18,919		Goldman Sachs Group, Inc.	3,023,445	1.3
4,347		Google, Inc.	2,438,580	1.0
4,256		Google, Inc. – Class A	2,432,942	1.0
36,860		Halliburton Co.	2,382,630	1.0
22,992		Hess Corp.	2,099,170	0.9
23,723		Honeywell International, Inc.	2,209,797	0.9
32,499		Ingersoll-Rand PLC - Class A	1,944,090	0.8
73,508		JPMorgan Chase & Co.	4,084,840	1.7
27,409		Kellogg Co.	1,890,673	0.8
3,461		Mallinckrodt PLC - W/I	269,127	0.1
49,986		Marathon Oil Corp.	1,832,487	0.8
74,089		Merck & Co., Inc.	4,286,790	1.8
44,761		Metlife, Inc.	2,279,678	0.9
93,942		Microsoft Corp.	3,845,985	1.6
73,667	@	Mylan Laboratories	3,671,563	1.5
39,823		NetApp, Inc.	1,473,849	0.6
34,815		Nike, Inc.	2,677,622	1.1
69,913		Nuance Communications, Inc.	1,131,542	0.5
28,352		Occidental Petroleum Corp.	2,826,411	1.2
87,312		Oracle Corp.	3,668,850	1.5
154,770		Pfizer, Inc.	4,585,835	1.9
19,581		Philip Morris International, Inc.	1,733,702	0.7
45,909		PPL Corp.	1,610,947	0.7
40,418		Procter & Gamble Co.	3,265,370	1.4
32,744		Qualcomm, Inc.	2,634,255	1.1
146,858		Regions Financial Corp.	1,496,483	0.6
33,688		Sensata Technologies Holdings N.V.	1,444,878	0.6
34,493		Target Corp.	1,957,823	0.8
998		Transocean Ltd - RIGN	42,162	0.0
27,156	@	Transocean Ltd. - RIG	1,153,858	0.5
31,851		UnitedHealth Group, Inc.	2,536,295	1.0
36,361		Walt Disney Co.	3,054,688	1.3
97,257		Weatherford International Ltd.	2,109,504	0.9
91,060		Wells Fargo & Co.	4,624,027	1.9
12,977		Wesco International, Inc.	1,108,495	0.5
21,265		Yum! Brands, Inc.	1,643,997	0.7
			130,649,625	54.3

	Total Common Stock
	(Cost $192,721,823)		235,850,329	98.0

	Assets in Excess of Other Liabilities		4,777,539	2.0
	Net Assets		$240,627,868	100.0

@	Non-income producing security
ADR	American Depositary Receipt

Cost for federal income tax purposes is $193,011,866.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$48,356,860
Gross Unrealized Depreciation	(5,518,397)

Net Unrealized Appreciation	$42,838,463

Sector Diversification	Percentage of Net Assets
Financials	24.9%
Information Technology	14.9
Consumer Discretionary	10.7
Energy	10.1
Health Care	10.1
Consumer Staples	8.7
Industrials	7.8
Materials	6.2
Utilities	2.9
Telecommunication Services	1.7
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,359,145	$–	$–	$2,359,145
Canada	1,340,674	–	–	1,340,674
China	–	1,073,881	–	1,073,881
France	489,440	8,149,645	–	8,639,085
Germany	–	10,774,136	–	10,774,136
Hong Kong	–	2,203,693	–	2,203,693
Israel	2,865,236	–	–	2,865,236
Japan	–	17,412,289	–	17,412,289
Malaysia	–	308	–	308
Mexico	1,997,490	–	–	1,997,490
Netherlands	–	3,712,777	–	3,712,777
Norway	1,148,203	–	–	1,148,203
Peru	1,053,777	–	–	1,053,777
Poland	–	1,623,027	–	1,623,027
Russia	1,610,987	–	–	1,610,987
Singapore	–	2,251,561	–	2,251,561
South Korea	–	2,401,093	–	2,401,093
Spain	–	2,149,473	–	2,149,473
Switzerland	–	17,255,492	–	17,255,492
Taiwan	1,546,256	–	–	1,546,256
Turkey	–	889,126	–	889,126
United Kingdom	–	20,892,995	–	20,892,995
United States	130,607,463	42,162	–	130,649,625
Total Common Stock	145,018,671	90,831,658	–	235,850,329
Total Investments, at fair value	$145,018,671	$90,831,658	$–	$235,850,329
Other Financial Instruments+
Forward Foreign Currency Contracts	–	118,652	–	118,652
Total Assets	$145,018,671	$90,950,310	$–	$235,968,981
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(32,511)	$–	$(32,511)
Futures	(569,095)	–	–	(569,095)
Written Options	–	(2,785,540)	–	(2,785,540)
Total Liabilities	$(569,095)	$(2,818,051)	$–	$(3,387,146)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Royal Bank of Scotland Group PLC	Swiss Franc	14,207,717	Sell	06/30/14	$15,864,742	$15,870,466	$(5,724)
BNP Paribas Bank	Japanese Yen	7,250,000	Sell	06/30/14	71,137	71,229	(92)
BNP Paribas Bank	Japanese Yen	1,770,373,140	Sell	06/30/14	17,369,661	17,393,637	(23,976)
BNP Paribas Bank	British Pound	13,544,385	Sell	06/30/14	22,790,310	22,698,552	91,758
BNP Paribas Bank	EU Euro	18,475,991	Sell	06/30/14	25,211,377	25,184,483	26,894
BNP Paribas Bank	Israeli New Shekel	9,739,000	Sell	06/30/14	2,800,101	2,802,703	(2,602)
Royal Bank of Scotland Group PLC	British Pound	28,558	Sell	06/30/14	47,743	47,860	(117)
							$86,141

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Voya Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro STOXX 50®	(214)	06/20/14	$(9,451,601)	$(264,768)
FTSE 100 Index	(114)	06/20/14	(13,036,843)	(140,909)
Nikkei 225	(70)	06/12/14	(5,040,275)	(110,626)
S&P 500 E-Mini	(30)	06/20/14	(2,882,250)	(52,792)
			$(30,410,969)	$(569,095)

Voya Global Advantage and Premium Opportunity Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,400	Barclays Bank PLC	Call on Euro Stoxx 50® Index	3,110.266	EUR	06/06/14	$98,955	$(256,677)
1,500	Barclays Bank PLC	Call on Euro Stoxx 50® Index	3,168.830	EUR	06/20/14	98,873	(182,369)
1,500	Citigroup, Inc.	Call on Euro Stoxx 50® Index	3,174.370	EUR	07/03/14	94,512	(194,544)
600	Barclays Bank PLC	Call on FTSE 100 Index	6,828.930	GBP	06/20/14	67,126	(58,385)
800	BNP Paribas Bank	Call on FTSE 100 Index	6,603.750	GBP	06/06/14	94,540	(320,032)
600	Citigroup, Inc.	Call on FTSE 100 Index	6,879.360	GBP	07/03/14	66,053	(55,894)
25,700	Barclays Bank PLC	Call on Nikkei 225 Index	14,728.165	JPY	06/06/14	77,257	(27,376)
27,800	Barclays Bank PLC	Call on Nikkei 225 Index	14,776.674	JPY	06/20/14	73,142	(53,317)
27,900	Citigroup, Inc.	Call on Nikkei 225 Index	14,388.120	JPY	07/03/14	72,863	(128,481)
11,500	Citigroup, Inc.	Call on S&P 500 Index	1,876.160	USD	06/06/14	250,387	(549,265)
11,600	Citigroup, Inc.	Call on S&P 500 Index	1,881.880	USD	07/03/14	252,880	(579,696)
11,500	Citigroup, Inc.	Call on S&P 500 Index	1,896.244	USD	06/20/14	232,990	(379,504)
			Total Written OTC Options			$1,479,578	$(2,785,540)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$118,652
Total Asset Derivatives		$118,652

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$32,511
Equity contracts	Futures contracts	569,095
Equity contracts	Written options	2,785,540
Total Liability Derivatives		$3,387,146

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$-	$118,652	$-	$-	$118,652
Total Assets	$-	$118,652	$-	$-	$118,652

Liabilities:
Forward foreign currency contracts	$-	$26,670	$-	$5,841	$32,511
Written options	578,124	320,032	1,887,384	-	2,785,540
Total Liabilities	$578,124	$346,702	$1,887,384	$5,841	$2,818,051

Net OTC derivative instruments by counterparty, at fair value	$(578,124)	$(228,050)	$(1,887,384)	$(5,841)	(2,699,399)

Total collateral pledged by the Fund/(Received from counterparty)	$560,000	$-	$-	$(360,000)	$200,000

Net Exposure(1)	$(18,124)	$(228,050)	$(1,887,384)	$(365,841)	$(2,499,399)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014